Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford Health Innovation Equities Fund

	Shares	Value
COMMON STOCKS — 95.4%

CHINA — 2.3%
Wuxi Biologics Cayman, Inc. *	48,500	$107,226
Zai Lab Ltd. *	20,690	49,914
		157,140
DENMARK — 25.0%
ALK-Abello A/S *	15,062	386,836
Ambu A/S, B Shares *	17,947	351,696
Ascendis Pharma A/S ADR *	1,506	224,861
Genmab A/S *	1,255	304,254
Novo Nordisk A/S, B Shares	2,008	238,172
Zealand Pharma A/S *	1,760	214,142
		1,719,961
GERMANY — 3.2%
BioNTech SE ADR *	1,123	133,379
Schott Pharma AG & Co. KGaA	2,631	89,794
		223,173
JAPAN — 1.2%
M3, Inc.	8,600	86,120

NETHERLANDS — 7.6%
Argenx SE *	966	522,307

UNITED KINGDOM — 0.9%
Exscientia PLC ADR *	12,001	58,565

UNITED STATES — 55.2%
10X Genomics, Inc., Class A *	2,891	65,279
Alector, Inc. *	5,522	25,732
Alnylam Pharmaceuticals, Inc. *	1,781	489,828
Denali Therapeutics, Inc. *	5,300	154,389
Dexcom, Inc. *	2,839	190,327
Doximity, Inc., Class A *	5,714	248,959
Edwards Lifesciences Corp. *	3,445	227,336
Exact Sciences Corp. *	4,122	280,791
Health Catalyst, Inc. *	8,735	71,103
Illumina, Inc. *	1,885	245,823
Inspire Medical Systems, Inc. *	384	81,043
Insulet Corp. *	1,262	293,730
Ionis Pharmaceuticals, Inc. *	2,787	111,647
Lyell Immunopharma, Inc. *	10,888	15,025
Moderna, Inc. *	3,837	256,427
Recursion Pharmaceuticals, Inc., Class A *	7,910	52,127
ResMed, Inc.	1,097	267,800
RxSight, Inc. *	1,442	71,278
Sana Biotechnology, Inc. *	2,162	8,994
STAAR Surgical Co. *	2,977	110,596
Twist Bioscience Corp. *	2,303	104,049
Veeva Systems, Inc., Class A *	1,074	225,400
Vertex Pharmaceuticals, Inc. *	424	197,194
Vir Biotechnology, Inc. *	1,486	11,130
		3,806,007
Total Common Stocks
(cost $6,163,990)		6,573,273

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford Health Innovation Equities Fund

	Shares	Value
PREFERRED STOCKS — 3.6%

GERMANY — 3.6%
Sartorius AG 0.29%	881	$247,719

Total Preferred Stocks
(cost $287,485)		247,719

TOTAL INVESTMENTS — 99.0%
(cost $6,451,475)		$6,820,992
Other assets less liabilities — 1.0%		71,476
NET ASSETS — 100.0%		$6,892,468

*	Non-income producing security.

ADR	—	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.

Portfolio of Investments

September 30, 2024 (unaudited)

Baillie Gifford Health Innovation Equities Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$4,312,606	$2,260,667	$—	$6,573,273
Preferred Stocks**	—	247,719	—	247,719
Total	$4,312,606	$2,508,386	$—	$6,820,992

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2024.